Cover	Sep. 23, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2022
Entity Registrant Name	Sunlight Financial Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39739
Entity Tax Identification Number	85-2599566
Entity Address, Address Line One	101 North Tryon Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28246
City Area Code	888
Local Phone Number	315-0822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001821850
Amendment Flag	false
Class A Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SUNL
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SUNL.WS
Security Exchange Name	NYSE